Met/Templeton Growth Portfolio
Met/Templeton Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital growth.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Templeton Growth Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Templeton Growth Portfolio		Class A	Class B	Class E
Management Fee		0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses		0.82%	1.07%	0.97%
Contractual Fee Waiver	[1]	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.80%	1.05%	0.95%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to waive fees or reimburse expenses (other than acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) so as to limit Total Annual Operating Expenses (other than acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) of the Portfolio to 0.80% for Class A shares, to 1.05% for Class B shares and 0.95% for Class E shares. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period from April 30, 2012 through April 30, 2013, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers to Templeton that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations and fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Met/Templeton Growth Portfolio (USD $)	Class A	Class B	Class E
1 Year	82	108	97
3 Years	261	340	308
5 Years	455	591	537
10 Years	1,015	1,309	1,192

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23.2% of the average value of its portfolio.

Principal Investment Strategies

Templeton Global Advisors Limited (“Templeton”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Portfolio primarily invests are common stock. Up to 100% of the Portfolio’s assets may be invested in foreign countries including, without limit, in emerging markets. However, the Portfolio, under current market conditions, does not intend to invest more than 50% of its assets in emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. The Portfolio also invests in depositary receipts. Although the Portfolio seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Portfolio may have significant positions in particular countries or sectors.

In addition to the Portfolio’s main investments, depending upon current market conditions, the Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Bonds, notes and debentures are examples of debt securities.

When choosing equity investments for the Portfolio, Templeton applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to Templeton’s evaluation of the company’s long-term earnings, asset value and cash flow potential. Templeton also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins, liquidation value and various other metrics to determine the intrinsic value of a stock as a function of its long-term earnings potential, balance sheet health and projected cash-flow streams.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	19.30%
Lowest Quarter	3rd — 2011	-20.50%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Met/Templeton Growth Portfolio	1 Year	Since Inception		Inception Date
Class A	(6.61%)	(3.12%)		Apr. 28, 2008
Class B	(6.90%)	(3.36%)		Apr. 28, 2008
Class E		(15.26%)		Apr. 26, 2011
MSCI World Index (reflects no deduction for mutual fund fees and expenses)	(5.54%)	(4.41%)	[1]
[1]	Index performance is from 4-28-08.